Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment consisted of the following:

	Useful Life (years)	September 30, 2022	December 31, 2021

Leasehold improvements	5.1	$789,839	$789,839
Property & equipment	5	1,968,677	1,216,609
Technology hardware equipment	5	1,181,094	773,535
Total		3,939,610	2,779,983
Less accumulated depreciation		(1,863,199)	(1,492,892)
Construction in progress		7,569,324	150,220
Total property and equipment, net		$9,645,735	$1,437,311

3. Property and Equipment

Property and equipment consisted of the following:

	Useful Life (years)	December 31,
		2021	2020
Leasehold improvements	5.1	$789,839	$782,927
Property & equipment	5	1,216,609	622,872
Work-in-progress	5	150,220	—
Technology	5	773,535	601,917
Total		2,930,203	2,007,716
Less accumulated depreciation		(1,492,892)	(1,127,795)
Total property and equipment, net		$1,437,311	$879,921